Stock-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized for stock-based compensation under all of the Company's plans	43,400,000
Shares remained available for award	12,000,000
Stock-based compensation expense	$ 25,200,000	$ 18,400,000	$ 10,900,000
Stock-based compensation expense, income tax benefits	9,700,000	7,100,000	3,900,000
Cash receipts from all stock-based plans	14,067,000	7,469,000	9,699,000
Income tax benefits realized for common stock issuance for which the Company received no cash proceeds	11,000,000	4,800,000	3,000,000
Stock options outstanding currently not exercisable	125,000
Stock options outstanding currently not exercisable, exercise price	$ 4.75
Board Of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting on each anniversary grant date	25.00%
Vesting period, years	10
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting on each anniversary grant date	25.00%
Aggregate intrinsic value of stock issued during the period	2,800,000	2,200,000	2,600,000
Aggregate grant date fair value of stock vested during the period	200,000	200,000	200,000
Unrecognized compensation cost	100,000
Remaining weighted average recognized period (years)	0.7
Vesting period, years	10
Continuous employment period, minimum, in years	4
Restricted Stock Under 2012 LTI Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting on each anniversary grant date	25.00%
Shares granted	7,600,000
Restricted Stock Under LTI Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested subsequent to reporting period	715,000
Deferred Stock And Restricted Stock Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting on each anniversary grant date	25.00%
Percentage of awards vesting on fourth grant anniversary date	100.00%
Shares vested subsequent to reporting period	2,400,000
Aggregate intrinsic value of stock issued during the period	25,600,000	10,100,000	5,600,000
Aggregate grant date fair value of stock vested during the period	18,100,000	8,000,000	12,300,000
Unrecognized compensation cost	$ 40,500,000
Remaining weighted average recognized period (years)	2.8
Vesting period, years	4
Maximum [Member] | Deferred Stock And Restricted Stock Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting on each anniversary grant date	25.00%
Minimum [Member] | Deferred Stock And Restricted Stock Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting on each anniversary grant date	20.00%